Third Party Borrowing (Details)				6 Months Ended
		Feb. 07, 2026 USD ($)	Oct. 13, 2025 USD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)
Third Party Borrowing [Line Items]
Fair value				10.00%
Crypto asset, fair value (in Dollars)				$ 2,211,552	$ 2,702,943
Aggregate loan proceeds			$ 10,000,000
BTC [Member]
Third Party Borrowing [Line Items]
Fair value				10.00%
Crypto asset, fair value (in Dollars)	[1]			$ 1,758,924	$ 2,625,574
Crypto asset, units				30
Third Party [Member]
Third Party Borrowing [Line Items]
Interest expense		$ 4,252
Loan fixed interest rate		1.25%
Aggregate loan proceeds				$ 1,340,702
Third Party [Member] | BTC [Member] | Silkroad Industrial Ltd [Member]
Third Party Borrowing [Line Items]
Fair value		68.00%		80.00%
Crypto asset, fair value (in Dollars)		$ 65,721		$ 52,577
Crypto asset, units		30		30

[1]	During the six months ended June 30, 2026, the 30 BTC held by the Group were pledged as collateral to secure borrowing facilities for a three-year term commencing on February 10, 2026, the drawdown date. As a result of this pledge arrangement, these BTC are classified as restricted digital assets as of June 30, 2026. Changes in fair value are recognized as unrealized losses on digital assets in the unaudited condensed consolidated statements of operations and comprehensive loss.